Trade Payables	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Trade Payables
10.	Trade Payables
Trade payables are summarized as follows:

	December 31
	2022	2021

	(Millions of yen)
Notes	82,702	82,243
Accounts	273,228	256,361

	355,930	338,604